GOODWILL AND INTANGIBLE ASSETS (Schedule of amortization expense related to intangible assets) (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 683,666	$ 1,367,330
2023	1,227,824	1,227,824
2024	991,715	991,715
2025	961,373	961,373
2026	934,001	934,001
Thereafter	659,824	659,824
Total	$ 5,458,401	$ 6,142,067	$ 7,452,059